Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Parties

Related parties

Name of related parties	Relationship with the Company
Bitmain Technologies Holding Company and its affiliates (“Bitmain”) Computing Inactive Beijing Technology Ltd (“Computing Inactive”)	Related parties of one of the Company’s shareholders An entity controlled by the Company’s principal shareholder
Mr. Liang Lu	Ultimate controller of the Company

Schedule of significant Related ParSchedule of Related Party Balancesty Transactions

Other than disclosed elsewhere, the Company had the following significant related party transactions for the years ended December 31, 2023, 2022 and 2021:

	As of December 31,
	2023	2022	2021
	US$	US$	US$
Services provided by:
– Computing Inactive	—	—	906,939
– Bitmain	166,540,600	83,877,580	7,007,454

Schedule of Related Party Balances

The Company had the following related party balances as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
	US$	US$
Amount due from related parties:
– Mr. Liang Lu(ii)	37,730	37,316

Amount due to a related party:
– Bitmain(i)(ii)	30,228,914	67,162,189

(i)      The amounts due to Bitman as at December 31, 2023 and 2022 were related to hosting services fees.

(ii)     The amount due from/to related parties as of December 31, 2023 and 2022 was interest free without a stated maturity.